Borrowings - Additional Information (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Line Items]
Amount of advances callable by the FHLB prior to maturity	$ 6,500,000
Available line of credit with the FHLB	9,400,000
Amounts drawn on the line of credit	0	0
Multi-Family Residential Real Estate [Member]
Debt Disclosure [Line Items]
Carrying value of commercial real estate loans pledged	73,000,000
Commercial Real Estate [Member]
Debt Disclosure [Line Items]
Carrying value of commercial real estate loans pledged	$ 241,700,000